Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued (Parentheticals) - Vicarious Surgical US Inc. [Member] - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued (Parentheticals) [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,075,585	5,075,585	5,075,585
Convertible preferred stock, issued (in Dollars)	$ 5,075,585	$ 5,075,585
Convertible preferred stock, outstanding	5,075,585	5,075,585	5,075,585
Liquidation preference (in Dollars)	$ 6,572	$ 6,572	$ 6,572
Series A1 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued (Parentheticals) [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	7,915,363	7,915,363	7,915,363
Convertible preferred stock, issued (in Dollars)	$ 7,915,363	$ 7,915,363
Convertible preferred stock, outstanding	7,915,363	7,915,363	7,915,363
Liquidation preference (in Dollars)	$ 16,760	$ 16,760	$ 16,760
Series A2 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued (Parentheticals) [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	3,043,029	3,043,029	3,043,029
Convertible preferred stock, issued (in Dollars)	$ 3,043,029	$ 3,043,029
Convertible preferred stock, outstanding	3,043,029	3,043,029	3,043,029
Liquidation preference (in Dollars)	$ 10,000	$ 10,000	$ 10,000
Series A3 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued (Parentheticals) [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,538,308	5,538,308	5,538,308
Convertible preferred stock, issued (in Dollars)	$ 4,143,304	$ 4,143,304
Convertible preferred stock, outstanding	4,143,304	4,143,304	4,143,304
Liquidation preference (in Dollars)	$ 13,616	$ 13,616	$ 13,616
Liquidation preference, authorized		0	0
Liquidation preference, issued		0	0
Liquidation preference, outstanding		0	0